Other investments	12 Months Ended
Jun. 30, 2022
Other investments
Other investments

20 Other investments

	As at June 30,
	2021	2022
	RMB’000	RMB’000
Financial assets measured at FVTPL
- Investment in trust investment schemes	102,968	208,649
- Others	—	1,874
	102,968	210,523

In December 2020, the Group invested in a trust investment scheme (“Trust Scheme A”) established and managed by a trust company as the trustee with the principal of RMB100,000,000 and an initial investment period of within one year. The Group subsequently extended the investment period to March 2023. Pursuant to the agreement, the Trust Scheme A is designated to make the majority of its investments in debt securities, while the principal and return of the investment are not guaranteed. Fair value of this investment as of June 30, 2021 and 2022 was estimated to be RMB102,968,000 and RMB103,537,000, respectively.

In July 2021, the Group invested in another trust investment scheme (“Trust Scheme B”) established and managed by a trust company as the trustee with the principal of RMB100,000,000 and an initial investment period of within one year. Pursuant to the agreement, the Trust Scheme B is designated to make the majority of its investments in debt securities, while the principal and return of the investment are not guaranteed. Fair value of this investment as of June 30, 2022 was estimated to be RMB105,112,000.

Information about the Group’s exposure to credit and market risks, and fair value measurement, is included in Note 34.